Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:
	December 31,	December 31,
	2014	2013
Prepaid voyage and operating costs	$8,996	$12,621
Claims receivables	5,186	8,658
Advances to agents	22	795
Prepaid other taxes	5,090	4,750
Other	2,419	2,155
Total prepaid expenses and other current assets	$21,713	$28,979

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.